Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provision for contingencies
PagSeguro Group is party to labor and civil litigation in progress and are discussing such matters at the administrative and judicial levels, which in some cases the PagSeguro Group has made corresponding judicial deposits. The likelihood of a negative outcome is assessed periodically and adjusted by management, when appropriate. Such assessment includes the opinion of its external legal advisors.

	2019	2018
Civil	9,152	6,680
Labor	2,697	324

	11,849	7,004

Summary of Provision For Contingency
Below we demonstrate the movements of the provision for contingencies in 2019:

At December 31, 2017	4,648
Accrual	3,745
Settlement	(1,792)
Interest	403

At December 31, 2018	7,004

Accrual	8,227
Settlement	(4,822)
Interest	1,440

At December 31, 2019	11,849